Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Versigent PLC
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-42957
Entity Tax Identification Number	98-1868085
Entity Address, Address Line One	Spitalstrasse 5
Entity Address, Postal Zip Code	8200
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Country Region	41
City Area Code	58
Local Phone Number	515 1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	VGNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002078008
Amendment Flag	false